Other information by nature	12 Months Ended
Dec. 31, 2019
Additional information [abstract]
Other information by nature
Personnel costs for the continuing operations of the Group for the years ended December 31, 2019, 2018 and 2017 amounted to €11.4 billion, €11.7 billion and €11.7 billion, respectively, and included costs that were capitalized mainly in connection with product development activities.
For the years ended December 31, 2019, 2018 and 2017, the continuing operations of the Group had an average number of employees of 198,772, 203,122 and 197,040, respectively.
Amounts relating to IFRS 16 recognized in Profit before taxes
Amounts recognized within Profit before taxes for the year ended December 31, 2019 were as follows:

Year ended December 31, 2019
(€ million)
Depreciation of right-of-use assets	€346
Interest expense on lease liabilities	88
Variable lease payments not included in the measurement of lease liabilities	3
Income from sub-leasing right-of-use assets	(85)
Expenses relating to short-term leases and to leases of low-value assets	186
Gains arising from sale and leaseback transactions	(91)
Total expense recognized in Net profit from continuing operations	€447
The impact of adoption of IFRS 16 on our Consolidated Income Statement for the year ended December 31, 2019 was immaterial.